MARKETABLE SECURITIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Aug. 31, 2012	Aug. 31, 2011
MARKETABLE SECURITIES [Abstract]
Carrying value at the beginning of the period		$ 384,565
Additions - see note 5	628,630		581,977
Reclassification to level 1		(384,565)
Impairment of available-for-sale securities - financial expenses			(197,412)
Carrying value at the end of the period	747,151		384,565
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	1,064,808	200,311	384,565
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	317,657	200,311
Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 747,151		$ 384,565